Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Share Based Payment Arrangements [Abstract]
Stock options outstanding and exercisable
The following tables summarize information about the stock options outstanding and exercisable at the dates indicated:

	2021		2020
(000s)	Number of Options	Weighted-Average Exercise Price ($C)	Number of Options	Weighted-Average Exercise Price ($C)
Options outstanding, beginning of year	4,589	2.16	4,481	2.86
Granted	402	2.16	819	0.79
Exercise d	(906)	2.34	-	-
Expired	(1,002)	2.19	(711)	4.99

Options outstanding, end of year	3,083	2.10	4,589	2.16

Options exercisable, end of year	1,810	2.35	2,797	2.35

Range of exercise prices of outstanding share options

	Options Outstanding			Options Exercisable
Exercise Price (C$)	Number Outstanding at Dec. 31, 2021 (000s)	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise price (C$)	Number Exercisable at Dec. 31, 2021 (000s)	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise price (C$)
0.79 - 1.48	819	3.4	0.79	273	3.4	0.79
1.49 - 2.39	684	2.6	2.16	282	0.4	2.16
2.4 0 - 2.73	604	1.4	2.62	604	1.4	2.62
2.74 - 2.83	976	2.2	2.83	651	2.2	2.83

	3,083	2.5	2.10	1,810	1.8	2.35

Measurement of fair value of share options granted
The weighted average fair value of options granted during the period and the assumptions used in their determination are noted below:

	2021	2020
Weighted average fair market value per option (C$)	0.83	0.29
Risk free interest rate	1.00%	0.37%
Expected volatility (based on actual historical volatility)	61.48%	58.36%
Dividend rate	-	-
Suboptimal exercise factor	1.25	1.25

Number of RSUs, PSUs and DSUs outstanding
The number of RSUs, PSUs and DSUs outstanding as at December 31, 2021 are as follows:

(000s)	RSUs	PSUs	DSUs
Units outstanding, December 31, 2019	839	1,640	589
Granted	689	1,196	392
Exercised	(385)	(431)	(155)
Forfeited	(308)	(133)	-

Units outstanding, December 31, 2020	835	2,272	826
Granted	362	602	200
Exercised / Expired	(346)	(592)	(94)
Forfeited	(28)	-	-

Units outstanding, December 31, 2021	823	2,282	932